UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05009

COLORADO BONDSHARES —
A
TAX-EXEMPT
FUND
(Exact name of registrant as specified in its charter)

1200 17TH STREET, SUITE 850
DENVER, COLORADO 80202-5808
(Address of principal executive offices) (Zip code)

FRED R. KELLY, JR.
1200 17TH STREET, SUITE 850
DENVER, COLORADO 80202-5808
(Name and address of agent for service)

Registrant’s telephone number, including area code:
303-572-6990
Date of fiscal year end:
09/30
Date of reporting period:
09/30/2025

Item 1.	Reports to Stockholders.

COLORADO BONDSHARES A TAX-EXEMPT FUND
TICKER: HICOX

Annual Shareholder Report (September 30, 2025)
This annual shareholder report contains important information about the Colorado BondShares A Tax-Exempt Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.coloradobondshares.com. You can also request this information by contacting us at
1-800-572-0069.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Colorado BondShares	$60	0.59%

How did the Fund perform last year and what affected its performance?

•	For the period ended September 30, 2025, the Fund produced a total return of 3.83%. The return was entirely driven by dividend as the share price modestly declined during the period.

•
During the period, although yields at the short-end of the US Treasury curve declined due to rate cuts from the Federal Reserve, yields at the long-end of the curve moderately increased due to continued government spending at unsustainable levels. Given that bond yields and bond prices have an inverse relationship, the rise in interest rates resulted in a modest decline of bond prices.

•	The Fund’s overweight position to Colorado Municipal Bonds performed well during the period, outpacing the returns of most of the Fund’s other sectors.

•
A handful of the Fund’s bonds were called during the period, which positively contributed to the Fund’s return as they were trading at a discount to par value before the call. A bond redemption typically occurs when the underlying credit profile of the bond notably improves, which permits the issuer to refinance the outstanding bonds with newly issued bonds that have a lower coupon. The Fund’s subordinate bonds performed strongly over the period as well as the underlying cash flows of the issuers generally improved.

•
The Fund outperformed the Bloomberg Municipal Bond Index during the period. Non-rated securities, to which the Fund has a large allocation, outperformed rated securities, which compose a large percentage of that index.

How has the fund historically performed?
Total Return Based on a $10,000 Investment

Average annual total return values:

	1 Year	5 Years	10 Years

Colorado BondShares with maximum sales charge	-1.11%	3.11%	3.98%

Colorado BondShares without sales charge	3.83%	4.12%	4.49%

Bloomberg Municipal Bond Index	1.39%	.86%	2.34%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2	C OLORADO B OND S HARES

What are the Key Fund statistics you should know?
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,898,834,143

Total number of portfolio holdings	321

Total advisory fees paid	$9,223,152

Portfolio turnover rate as of the end of the reporting period	13.82%

What is the fund invested in?
The tables and charts below show the investment makeup of the fund, representing percentage of total net asset of the fund.
Portfolio Breakdown by Credit Rating
(As of September 30, 2025)

Portfolio Breakdown by Type of Investment
(As of September 30, 2025)

3	C OLORADO B OND S HARES

How can you get ad
ditio
nal infor
mat
ion about the fund?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.coloradobondshares.com. You can also request this information by contacting us at
1-800-572-0069.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-572-0069 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

4	C OLORADO B OND S HARES

Item 2.	Code of Ethics.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics (as defined in Item 2 of Form N-CSR), that applies to its President (Principal Executive Officer) and Treasurer (Principal Financial Officer).

(c) There have been no amendments to the code of ethics during the period covered by this report.

(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver, from the code of ethics.

(e) Not applicable.

(f) (3) A copy of the registrant’s code of ethics is available upon request and without charge by calling or writing the registrant at 1200 Seventeenth Street, Suite 850, Denver, Colorado 80202, telephone (303) 572-6990 or (800) 572-0069 (outside Denver).

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees, all of whom concurrently serve as the audit committee, has determined that Joseph M. Press, an “independent” Trustee, is an “audit committee financial expert.” Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

The following table shows the amount of fees and reimbursable expenses that Plante & Moran, PLLC, the registrant’s independent registered public accounting firm, billed to the registrant during the registrant’s last two fiscal years. For the reporting periods, the audit committee approved in advance all services that Plante & Moran, PLLC provided to the registrant.

The aggregate fees billed by the registrant’s independent registered public accounting firm, for professional services in the registrant’s fiscal years ended September 30, 2025 and 2024 are as follows:

	2025	2024
(a) Audit Fees	$142,000	$138,000
(b) Audit-Related Fees	$—	$—
(c) Tax Fees	$—	$—
(d) All Other Fees	$—	$—

The above “Audit Fees” were billed for amounts related to the audit of the registrant’s financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e) (1) The board of trustees serves as the audit committee and pre-approves all audit and non-audit services to be provided by the registrant’s independent registered public accounting firm.

(e) (2) Not applicable.

(f) Not applicable.

(g) No non-audit fees were billed by the registrant’s independent registered public accounting firm for services rendered to the registrant and the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended September 30, 2025 and 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

COLORADO BONDSHARES — A TAX-EXEMPT FUND

(HICOX)

Annual Financial Statements

September 30, 2025

(303) 572-6990

www.coloradobondshares.com

COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments

September 30, 2025

	Maturity	Coupon	Principal	Value
Colorado Municipal Bonds 56.5%
Colorado 100.0%
Aberdeen MD #1 - Series A - 2035	12/1/2035	7.50%	$1,600,000	$1,600,000
Anthology West MD #5 - Series A - 2049	12/1/2049	4.88%	4,575,000	4,082,227
Anthology West MD #5 - Series B - 2049 (g)	12/15/2049	7.63%	698,000	700,883
Aspen Street MD - Series A - 2050 (g)	12/1/2050	5.13%	4,300,000	3,580,438
Banning Lewis Ranch Regional MD - Series A - 2048	12/1/2048	5.38%	2,500,000	2,378,900
Banning Lewis Ranch Regional MD - Series B - 2041 (g)	12/15/2041	7.75%	625,000	627,106
Base Village MD #2 - Series B – 2048 (g)	12/15/2048	6.50%	3,500,000	2,705,815
Belford North MD - Series A - 2050	12/1/2050	5.50%	4,000,000	3,543,240
Belford North MD - Series B - 2050 (g)	12/15/2050	8.50%	3,475,000	3,495,676
Bennett Crossing MD #1 - Series A - 2049	12/1/2049	6.13%	6,160,000	6,217,165
Bennett Ranch MD #1 - Series A - 2051	12/1/2051	5.00%	3,000,000	2,526,540
Bennett Ranch MD #1 - Series B - 2051 (g)	12/15/2051	7.50%	1,221,000	1,225,567
Bent Grass MD - Series A - 2054 (m)	12/1/2054	5.75%	7,180,000	7,303,065
Bradburn MD #2 - Series C - 2051 (g)	12/15/2051	7.50%	3,271,000	3,182,421
Brighton Crossing MD #6 - Series A - 2035	12/1/2035	5.00%	525,000	528,764
Brighton Crossing MD #6 - Series A - 2040	12/1/2040	5.00%	1,545,000	1,516,927
Brighton Crossing MD #6 - Series A - 2050	12/1/2050	5.00%	9,020,000	8,466,984
Broomfield Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,417,000	1,297,859
Buckley Yard MD #2 - Series A - 2052	12/1/2052	6.25%	6,800,000	6,566,080
Buckley Yard MD #2 - Series B - 2052 (g)	12/15/2052	9.25%	1,569,000	1,572,624
CCP MD 3 - Series A - 2053	12/1/2053	5.00%	1,200,000	1,162,608
Canyons MD 5 - Series B - 2054	12/1/2054	6.50%	4,814,000	4,836,289
Castleview MD #2 - Series A - 2050	12/1/2050	5.00%	3,435,000	2,963,615
Castleview MD #1 - Series A - 2050 (g)	12/1/2050	5.00%	4,727,000	3,799,657
Cherry Creek South MD #5 - Series A - 2051 (g)	12/1/2051	6.00%	22,500,000	20,447,325
Cherry Hills City MD - Series A - 2047 (g)	12/1/2047	5.00%	1,375,000	1,277,526
Cielo MD - Series A - 2050 (g)	12/1/2050	5.25%	12,442,000	10,658,937
Cityset MD #2 - Series A - 2030	12/1/2030	3.50%	4,570,000	4,258,600
Cityset MD #2 - Series A - 2040	12/1/2040	4.38%	8,360,000	7,319,180
Cityset MD #2 - Series A - 2045	12/1/2045	4.50%	3,180,000	2,691,934
Clear Creek Transit MD #2 - Series A - 2041	12/1/2041	5.00%	1,886,000	1,485,319
Clear Creek Transit MD #2 - Series A - 2050	12/1/2050	5.00%	4,100,000	2,987,096
Cloverleaf MD - Series A - 2051	12/1/2051	6.00%	2,330,000	2,347,615
Cloverleaf MD - Series B - 2051 (g)	12/15/2051	9.25%	1,034,000	1,036,616
Colliers Hill MD #2 - Series B – 2047 (g)	12/15/2047	5.75%	2,243,000	2,163,777
Colliers Hill MD #3 - Series A - 2040	12/1/2040	5.25%	8,300,000	7,944,843
Colliers Hill MD #3 - Series A - 2048	12/1/2048	5.50%	18,250,000	18,047,060
Colliers Hill MD #3 - Series B - 2043 (g)	12/15/2043	8.50%	2,213,000	2,225,039
Colorado Centre MD - Series B - 2032 (g)(i)	1/1/2032	0.00%	6,592,306	2,966,538
Colorado Centre MD - Series A (PO) - 2027 (e)(i)	1/1/2027	0.00%	2,074,674	1,983,160
Colorado Centre MD - Series A (IO) - 2027 (f)(i)	1/1/2027	9.00%	2,131,449	383,661
CECFA Imagine Charter School at Firestone - Series A - 2027 (m)	6/1/2027	4.50%	17,075,000	17,075,341
CECFA Academy Of Advanced Learning - Series A - 2027 (m)	6/1/2027	4.38%	8,245,000	8,099,558
CECFA Chavez/Huerta Preparatory - Series A - 2027 (m)	7/1/2027	4.38%	35,405,000	33,717,598
CECFA Vanguard Classical School - Series A - 2027 (m)	7/1/2027	4.38%	23,310,000	22,748,229
CECFA Third Future School - Series A - 2029 (m)	7/1/2029	4.25%	5,645,000	5,305,961
CECFA Grand Peak Academy - Series A - 2031 (m)	7/1/2031	4.00%	2,150,000	1,992,706
CECFA Grand Peak Academy - Series A - 2041 (m)	7/1/2041	4.25%	5,040,000	3,962,700
CECFA Grand Peak Academy - Series A - 2051 (m)	7/1/2051	4.50%	13,070,000	9,514,829

CECFA Doral Academy - Series A - 2028 (m)	7/15/2028	4.50%	19,405,000	18,282,227
CECFA Civica Career & Collegiate Academy - Series A - 2029 (m)	7/15/2029	4.75%	7,790,000	7,598,522
CECFA Chavez/Huerta Academy - Series A - 2027 (m)	7/1/2027	4.50%	8,220,000	7,844,839
CECFA Mountain Sage Community School - Series A - 2029 (m)	7/1/2029	4.75%	3,945,000	3,943,106
CECFA Mountain Song Community School - Series A - 2029 (m)	7/1/2029	4.75%	5,810,000	5,809,709
CECFA CEC / Aurora Charter School - Series A - 2032 (m)	7/1/2032	5.00%	65,300,000	65,525,938
CECFA CEC / CSEC BC Project - Series A - 2032 (m)	1/1/2032	4.88%	3,785,000	3,816,188
CECFA CEC / CSEC BC Project - Series A - 2037 (m)	1/1/2037	5.00%	3,595,000	3,525,581
CECFA CEC / CSEC BC Project - Series A - 2042 (m)	1/1/2042	5.13%	40,335,000	38,597,772
CECFA Global Village Academy - Senior Bonds - 2029 (m)	6/15/2029	5.85%	11,630,000	11,633,489
CECFA Colorado Skies Academy - Series A - 2030 (m)	7/1/2030	0.00%	10,595,000	3,178,500
CECFA Global Village Academy - Series A - 2032 (m)	6/15/2032	6.13%	5,175,000	5,236,479
Colorado Crossing MD #2 - Series A - 2047	12/1/2047	5.00%	4,000,000	3,774,760
Colorado Crossing MD #2 - Series A - 2050	12/1/2050	5.00%	4,000,000	3,713,440
700 Kalamath LLC - Series A - 2025 (a)(j)	12/1/2025	0.00%	3,755,000	3,100,000
Hudson Asphalt Terminal Project – Series A – 2034 (m)	10/1/2034	7.25%	10,000,000	10,402,700
Hudson Asphalt Terminal Project – Series B – 2034 (m)	10/1/2031	9.75%	10,000,000	10,372,000
Colorado International Center MD #3 - Series A - 2031	12/1/2031	4.63%	539,000	527,902
Colorado Science & Tech Park MD #1 - Series B - 2039	12/15/2039	4.13%	185,000	182,256
Colorado Science & Tech Park MD #1 - Series B - 2044	12/15/2044	4.50%	215,000	207,696
Colorado Science & Tech Park MD #1 - Series B - 2054	12/15/2054	4.75%	635,000	620,395
Conestoga MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	1,625,000	1,427,319
Conifer MD - Series A - 2030 (j)	12/1/2030	1.73%	10,000,000	4,749,604
Conifer MD - Series A - 2032 (j)	12/1/2032	1.73%	1,450,000	688,693
Conifer MD - Series A - 2033 (j)	12/1/2033	1.73%	1,550,000	736,189
Constitution Heights MD - Series A - 2049	12/1/2049	5.00%	1,758,000	1,629,842
Copperleaf MD #5 - Series A - 2055	12/1/2055	6.50%	1,180,000	1,175,162
Copperleaf MD #9 - Series A - 2051 (g)	12/1/2051	4.88%	8,175,000	6,404,622
Country Club Highlands MD - Series A - 2037	12/1/2037	7.25%	1,030,000	947,600
Crowfoot Valley Ranch MD #2 - Series B - 2054 (g)	12/15/2054	6.13%	2,750,000	2,645,995
Dakota Ridge MD - Series A - 2052 (g)	12/1/2052	6.00%	2,339,000	2,341,362
Deer Creek Villas MD - Series A - 2055	12/1/2055	5.00%	6,085,000	5,522,685
Denver Intl Business Center MD #1 - Series B - 2048 (g)	12/1/2048	6.00%	4,578,000	4,602,904
E86 MD - Series A - 2051 (g)	12/1/2051	5.13%	4,060,000	3,468,864
Eagle Brook Meadows MD #3 - Series A – 2051 (g)	12/1/2051	5.00%	1,600,000	1,461,408
Eastern Hills MD #10 - Series A - 2055	12/1/2055	6.00%	8,755,000	8,882,735
Eastern Hills MD #10 - Series B - 2055 (g)	12/15/2055	8.25%	1,802,000	1,808,649
Elora MD - Series A - 2055	12/1/2055	6.00%	5,000,000	5,082,250
Erie Highlands MD #2 - Series A - 2048	12/1/2048	5.25%	6,000,000	5,947,560
Erie Highlands MD #2 - Series B - 2048 (g)	12/15/2048	7.63%	1,819,000	1,824,039
Fields MD #1 - Series A - 2055	12/1/2055	6.25%	7,085,000	7,190,283
Fields MD #1 - Series B - 2055 (m)	12/15/2055	8.25%	1,207,000	1,212,154
Fitzsimons Village MD #1 - Series A - 2049	12/1/2049	5.00%	1,037,000	973,204
Fitzsimons Village MD #1 - Series B - 2049 (g)	12/15/2049	7.00%	611,000	613,401
Fitzsimons Village MD #3 - Series A - 2026	12/1/2026	4.00%	1,640,000	1,638,934
Fitzsimons Village MD #3 - Series A - 2031	12/1/2031	4.00%	500,000	497,110
Fitzsimons Village MD #3 - Series A - 2041	12/1/2041	4.00%	4,445,000	3,905,466
Fitzsimons Village MD #3 - Series A - 2055	12/1/2055	4.25%	9,660,000	7,964,380
Flying Horse MD #2 - Series B - 2050 (g)(m)	12/15/2050	7.25%	15,405,000	15,476,633
Flying Horse MD #3 - Series A - 2049 (g)	12/1/2049	6.00%	2,965,000	2,956,490
Gold Hill North BID - Series A - 2054 (m)	12/1/2054	5.60%	3,600,000	3,463,812
Golden Eagle Acres MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	2,150,000	1,743,650
Golden Overlook MD - Series A - 2054	12/1/2054	6.13%	4,500,000	4,599,675
Golden Overlook MD - Series B - 2054 (g)	12/15/2054	8.75%	1,347,000	1,353,816
Granary MD #5 - Series A - 2055	12/1/2055	6.25%	5,480,000	5,589,052
Granary MD #5 - Series B - 2055	12/15/2055	8.75%	1,141,000	1,144,469
Green Gables MD #2 - Series B – 2053 (g)	12/15/2053	8.25%	2,984,000	3,007,663

Green Valley Ranch East MD #6 - Series A - 2050	12/1/2050	5.88%	3,325,000	3,358,882
Greenspire MD #1 - Series A - 2051	12/1/2051	5.13%	1,925,000	1,697,061
Greenways MD #1 - Series A - 2051 (g)	12/1/2051	4.63%	6,845,000	5,263,394
Hess Ranch MD #6 - Series A - 2049	12/1/2049	5.00%	5,000,000	4,737,300
Hidden Creek MD - Series A - 2045 (g)	12/1/2045	4.63%	3,430,000	2,868,475
Hogback MD - Series A - 2041	12/1/2041	5.00%	725,000	692,295
Hogback MD - Series A - 2051	12/1/2051	5.00%	1,550,000	1,423,024
Horizon MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	11,657,000	8,961,435
Hunter’s Overlook MD #7 - Series A - 2051 (g)	12/1/2051	5.50%	3,525,000	3,204,648
Hyland Village MD - Series A - 2027	12/1/2027	10.00%	4,770,000	4,102,200
Independence MD #3 - Series A – 2054	12/1/2054	5.38%	4,500,000	4,417,155
Inspiration MD - Series B - 2036 (g)	12/15/2036	5.00%	732,000	679,596
Jay Grove MD - Series A - 2051 (g)	12/1/2051	4.25%	2,450,000	1,851,538
Jeffco Business Center MD #1 - Series A - 2025 (j)	5/1/2028	8.00%	1,006,000	1,023,296
Jefferson Center MD #1 - Series B - 2050 (g)	12/15/2050	5.75%	14,414,000	14,440,810
Karl’s Farm MD #2 - Series B - 2049 (g)	12/15/2044	6.20%	567,000	574,927
Lafferty Canyon MD - Series A - 2055	12/1/2055	5.63%	1,500,000	1,473,075
Lafferty Canyon MD - Series B - 2055 (g)	12/1/2055	8.00%	835,000	837,547
The Lakes MD #4 - Series A - 2061 (g)	12/1/2061	5.50%	20,080,000	17,425,223
Lanterns MD #2 - Series A - 2050 (g)	12/1/2050	4.50%	12,492,000	9,458,568
Legato Community Authority - Series A - 2036	12/1/2036	4.00%	2,130,000	1,808,221
Legato Community Authority - Series A - 2046	12/1/2046	5.00%	1,000,000	877,760
Legato Community Authority - Series A - 2051	12/1/2051	5.00%	2,500,000	2,122,500
Littleton Village MD #3 - Series B - 2055 (m)	12/15/2055	6.25%	2,850,000	2,893,292
Loretto Heights Community Authority - Series A - 2051 (g)	12/1/2051	4.88%	12,750,000	9,885,458
Marin MD - Series A - 2028 (a)(j)	12/1/2028	0.00%	17,485,000	1,573,650
Mayfield MD - Series A - 2050	12/1/2050	5.75%	1,182,000	1,185,357
Mayfield MD - Series B - 2050 (g)	12/15/2050	8.25%	622,000	625,155
Mayfield MD - Series C - 2050	12/15/2050	3.00%	766,000	334,145
Meadows MD #1 - Series A - 2029 (k)	6/1/2029	8.00%	30,730,000	30,396,579
Meadows MD #2 - Series A - 2029 (k)	6/1/2029	8.00%	23,830,000	23,571,444
Meadows MD #7 - Series A - 2029 (k)	6/1/2029	8.00%	15,440,000	15,272,476
Meadowlark MD - Series A - 2040	12/1/2040	4.88%	1,032,000	1,033,383
Meadowlark MD - Series A - 2050	12/1/2050	5.13%	1,505,000	1,448,277
Mineral BID - Series A - 2054 (m)	12/1/2054	5.75%	1,750,000	1,744,470
Mirabelle MD #2 - Series B - 2049 (g)	12/15/2049	6.13%	2,000,000	1,980,320
Monument Junction MD #1 - Series A - 2051 (g)	12/1/2051	5.75%	12,258,000	11,256,154
Mount Carbon MD - Series C - 2043	6/1/2043	0.00%	521,078	521,292
Mountain Brook MD - Series A - 2051	12/1/2051	4.75%	7,740,000	6,070,869
Mountain Brook MD - Series A - 2041	12/1/2041	4.50%	1,000,000	834,940
Mountain Shadows MD - Series A - 2035	12/1/2035	5.00%	488,000	488,386
Muegge Farms MD #1 - Series A - 2051 (g)	12/1/2051	5.00%	6,300,000	5,275,746
Muegge Farms MD #3 - Series A - 2051 (g)	12/1/2051	5.50%	10,431,000	8,914,228
Murphy Creek MD #5 - Series A - 2052	12/1/2052	6.00%	3,645,000	3,386,861
Newlin Crossing MD - Series A - 2054 (m)	12/1/2054	5.38%	1,150,000	1,107,829
Newlin Crossing MD - Series B - 2054 (g)(m)	12/1/2054	7.75%	604,000	610,517
Nine Mile MD - Series A - 2030	12/1/2030	4.63%	1,125,000	1,139,164
Nine Mile MD - Series A - 2040	12/1/2040	5.13%	2,500,000	2,503,525
North Range MD #3 - Series A - 2040	12/1/2040	5.00%	2,000,000	2,002,540
Painted Prairie Improvement Authority - Series A - 2029	12/1/2029	4.00%	1,000,000	921,060
Parkdale Community Authority MD #2 - Series B - 2053 (g)	12/15/2053	9.00%	1,391,000	1,394,825
Parker Automotive MD - Series A - 2045	12/1/2045	5.00%	1,819,000	1,862,729
Parterre MD #5 - Series A - 2045	12/1/2045	5.88%	1,500,000	1,553,610
Parterre MD #5 - Series A - 2055	12/1/2055	6.13%	2,250,000	2,342,452
Parterre MD #5 - Series B - 2054 (g)	12/1/2054	8.38%	1,450,000	1,456,496
Pinery Commercial MD 2 - Series A - 2054	12/1/2054	5.75%	3,200,000	3,176,480
Pinnacle Farms MD #1 - Series A - 2055 (m)	12/1/2055	6.50%	6,645,000	6,755,174

Pioneer Community Authority - Series B - 2050 (g)	12/15/2050	6.75%	24,592,000	24,173,690
The Plaza MD #1 - Series A - 2040 (m)	12/1/2040	5.00%	7,850,000	7,849,921
Powhaton Community Authority - Series A - 2051 (g)	12/1/2051	5.00%	7,450,000	6,494,984
Pronghorn Valley MD - Series A - 2041	12/1/2041	3.75%	515,000	437,935
Pronghorn Valley MD - Series A - 2051	12/1/2051	4.00%	4,400,000	3,484,932
Quantum 56 MD - Series A - 2055 (m)	9/1/2055	6.25%	7,000,000	7,148,540
Quantum 56 MD - Series B - 2055 (g)(m)	9/2/2055	8.25%	1,575,000	1,590,293
Reata Ridge Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,760,000	1,601,248
Remuda Ridge MD - Series A - 2051 (g)	12/1/2051	5.63%	5,520,000	4,759,344
Reserve MD #2 - Series A - 2045	12/1/2045	5.00%	500,000	474,380
Ritoro MD - Series B - 2057 (g)	12/15/2057	6.25%	658,000	660,744
Riverdale Peaks II MD - Series A - 2035	12/1/2035	6.50%	1,135,000	1,021,500
Riverpark MD - Series A - 2054	12/1/2054	6.38%	1,415,000	1,425,358
Riverview MD - Series A - 2041	12/1/2041	5.00%	1,105,000	1,037,031
Riverview MD - Series A - 2051	12/1/2051	5.00%	2,075,000	1,800,270
Rock Creek MD - Series A - 2041	12/1/2041	4.50%	2,230,000	1,830,005
Rock Creek MD - Series A - 2050	12/1/2050	4.75%	3,880,000	2,988,648
Rock Creek MD - Series A - 2031 (g)	12/1/2031	4.00%	3,432,000	3,190,730
Rose Farm Acres MD - Series A - 2050	12/1/2050	5.00%	2,935,000	2,658,288
Rose Farm Acres MD - Series B - 2050 (g)	12/15/2050	8.75%	910,000	914,714
RRC MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	5,625,000	4,908,206
Sabell MD - Series A - 2050 (g)	12/1/2050	5.00%	1,053,000	1,007,879
Sabell MD - Series B - 2050 (g)	12/15/2050	8.25%	605,000	608,116
Scott Gulch MD - Series A - 2053 (m)	12/1/2053	6.50%	3,160,000	3,126,725
Scott Gulch MD - Series B - 2053 (g)(m)	12/15/2053	8.75%	694,000	696,436
Silver Peaks East MD - Series A - 2051 (g)	12/1/2051	5.00%	5,410,000	4,591,251
64th Avenue ARI Authority - Series A - 2043 (g)	12/1/2043	6.50%	5,000,000	5,014,350
Sky Dance MD #2 - Series A - 2054	12/1/2054	6.00%	2,500,000	2,522,650
Sojourn At Idlewild MD - Series A - 2055 (m)	12/1/2055	6.13%	2,500,000	2,550,975
Solitude MD - Series A - 2026	12/1/2026	7.00%	3,520,000	3,520,000
Southlands MD #1 - Series A - 2037	12/1/2037	5.00%	500,000	500,315
Southlands MD #1 - Series A - 2047	12/1/2047	5.00%	3,000,000	2,853,330
Southshore MD #2 - Series B - 2041 (g)	12/15/2041	4.13%	9,690,000	9,482,634
Spring Hill MD #3 - Series A - 2052	12/1/2052	6.75%	1,220,000	1,228,223
Spring Valley MD #4 - Series A - 2040	12/1/2040	5.00%	1,410,000	1,323,694
Spring Valley MD #4 - Series A - 2050	12/1/2050	5.12%	1,775,000	1,591,376
Spring Valley MD #4 - Series B - 2050 (g)	12/15/2050	7.63%	2,811,000	2,827,866
Sterling Ranch Community Authority - Series A - 2054	12/1/2054	6.50%	1,000,000	1,027,490
Sterling Ranch MD # 4/B - Series A - 2054	12/1/2054	5.75%	2,305,000	2,291,285
Sterling Ranch MD #2 - Series A - 2032	12/1/2032	5.25%	1,340,000	1,369,011
Sterling Ranch MD #2 - Series A - 2042	12/1/2042	5.50%	5,645,000	5,697,386
Sterling Ranch MD #2 - Series A - 2051	12/1/2051	5.75%	11,750,000	11,833,190
Stone Ridge MD #2 - Series A - 2031	12/1/2031	0.00%	11,896,000	356,880
Third Creek MD #1 - Series A - 2037	12/1/2037	4.50%	1,130,000	993,462
Third Creek MD #1 - Series A - 2042	12/1/2042	4.50%	3,140,000	2,537,371
Third Creek MD #1 - Series A - 2051	12/1/2051	4.75%	7,390,000	5,689,413
Thompson Crossing MD #4 - Series A - 2039	12/1/2039	5.00%	1,410,000	1,411,354
Thompson Crossing MD #4 - Series A - 2049	12/1/2049	5.00%	1,315,000	1,235,771
Trailside MD #4 - Series B - 2051 (g)	12/15/2051	7.00%	3,249,000	3,283,342
Trailside MD #6 - Series A - 2053 (g)	12/1/2053	7.75%	2,181,000	2,192,712
Valagua MD - Series A - 2037	12/1/2037	0.00%	11,500,000	2,300,000
Vermilion Creek MD #3 - Series A - 2055	12/1/2055	5.88%	10,000,000	10,149,700
Vermilion Creek MD #3 - Series B - 2055 (g)	12/15/2055	8.00%	2,185,000	2,193,237
Villages At Murphy Creek MD #1 - Series A - 2051 (g)	12/1/2051	5.50%	12,358,000	11,103,663
Vincent Village MD - Series A - 2051	12/1/2051	5.00%	1,970,000	1,656,869
Water Valley MD #3 - Series A - 2054	12/1/2054	5.25%	600,000	578,124
Waterfall MD #1 - Series A - 2052	12/1/2052	5.25%	2,265,000	2,063,551

Weems Neighborhood MD - Series A - 2055 (m)	12/15/2055	5.88%	1,500,000	1,523,385
Weems Neighborhood MD - Series B - 2055 (g)(m)	12/15/2055	7.88%	1,149,000	1,158,904
Westcreek MD #2 - Series A - 2048	12/1/2048	5.38%	1,284,000	1,244,145
Westerly MD #4 - Series A - 2031	12/1/2031	4.13%	600,000	583,680
Westerly MD #4 - Series A - 2040	12/1/2040	5.00%	2,255,000	2,197,836
Westerly MD #4 - Series A - 2050	12/1/2050	5.00%	5,250,000	4,914,472
White Buffalo MD #3 - Series A - 2050	12/1/2050	5.50%	4,780,000	4,715,470
Woodmen Heights MD #2 - Series C - 2040 (g)	12/15/2040	7.50%	3,358,000	3,377,980
Wyndham Hill MD #2 - Series B - 2049 (g)	12/15/2049	7.63%	9,600,000	9,658,464

Colorado (amortized cost $1,129,513,335)			1,194,637,507	1,073,145,312

Colorado Municipal Bonds (amortized cost $1,129,513,335)			$1,194,637,507	$1,073,145,312

Other Municipal Bonds 8.2%
South Dakota 61.6%
Flandreau Santee Sioux Tribe / Healthcare - Series A - 2036 (m)	1/1/2036	5.75%	$6,055,000	$4,690,809
Flandreau Santee Sioux Tribe / Healthcare - Series A - 2031 (m)	1/1/2031	5.50%	3,565,000	3,127,717
Flandreau Santee Sioux Tribe / Gaming - Series B - 2038 (g)(m)	1/1/2038	6.00%	6,120,000	5,267,790
Flandreau Santee Sioux Tribe / Gaming - Series C - 2038 (m)	1/1/2038	6.00%	5,450,000	4,691,088
Flandreau Santee Sioux Tribe / Gaming - Series A - 2027 (m)	1/1/2027	8.28%	1,205,000	1,191,323
Flandreau Santee Sioux Tribe / Gaming - Series A - 2028 (m)	1/1/2028	8.28%	1,305,000	1,283,546
Flandreau Santee Sioux Tribe / Gaming - Series A - 2033 (m)	1/1/2033	8.28%	8,670,000	8,401,403
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2027 (m)	7/1/2027	5.75%	830,000	804,046
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2028 (m)	7/1/2028	5.75%	875,000	835,695
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2029 (m)	7/1/2029	5.75%	930,000	876,358
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2030 (m)	7/1/2030	5.75%	980,000	910,381
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2031 (m)	7/1/2031	5.75%	1,040,000	951,132
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2032 (m)	7/1/2032	5.75%	1,095,000	983,726
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2033 (m)	7/1/2033	5.75%	1,160,000	1,025,069
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2034 (m)	7/1/2034	5.75%	1,225,000	1,064,488
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2035 (m)	7/1/2035	5.75%	1,300,000	1,110,161
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2040 (m)	7/1/2040	6.00%	7,730,000	6,169,236
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2045 (m)	7/1/2045	6.25%	10,395,000	7,940,325
Oglala Sioux Tribe / Healthcare - Series A - 2028 (m)	7/1/2028	5.50%	1,300,000	1,254,175
Oglala Sioux Tribe / Healthcare - Series A - 2037 (m)	7/1/2037	6.00%	9,270,000	7,657,947
Oglala Sioux Tribe / Healthcare - Series B - 2041 (m)	9/1/2041	6.50%	5,505,000	4,493,952
Oglala Sioux Tribe - Series C - 2026 (m)	10/1/2026	8.00%	800,000	801,232
Oglala Sioux Tribe - Series A - 2027 (m)	10/1/2027	4.50%	2,370,000	2,270,342
Rosebud Sioux Tride / Health Care - Series A - 2050 (m)	12/15/2050	7.50%	28,460,000	27,671,089

South Dakota (amortized cost $106,846,089)			107,635,000	95,473,030

Utah 30.8%
Arrowhead Springs PID - Series A - 2054 (m)	12/1/2054	5.63%	3,200,000	3,196,576
Copper Rim IFD - Series A - 2054 (m)	12/1/2054	6.13%	2,190,000	2,234,282
Coral Canyon IFD - Series A - 2053 (m)	12/1/2053	5.50%	13,545,000	13,181,452
Fields Estate PID - Series A - 2055 (m)	12/1/2053	6.13%	825,000	825,363
Fields Estate PID - Series B - 2053 (m)	3/15/2055	8.75%	504,000	510,648
Fields Estate PID - Series A2 - 2053 (g)(m)	12/1/2053	5.25%	2,750,000	2,632,300
Jordanelle Ridge PID - Series B - 2055 (g)(m)	3/15/2055	7.88%	4,000,000	4,048,120
Ares Strategic Mining - Series A - 2034 (m)	12/15/2034	10.00%	10,000,000	9,357,500
Pointe West PID - Series A - 2053 (m)	12/15/2053	5.50%	3,090,000	3,028,324
Soleil Hills PID - Series A - 2055 (m)	3/1/2055	5.88%	2,425,000	2,384,381
Range IFD - Series A - 2053 (m)	12/1/2053	5.50%	6,515,000	6,331,277

Utah (amortized cost $48,091,619)			49,044,000	47,730,223

Puerto Rico 6.3%
Puerto Rico - Series A - 2027	7/1/2027	5.63%	102,175	105,764
Puerto Rico - Series A - 2029	7/1/2029	5.63%	100,517	107,529
Puerto Rico - Series A - 2031	7/1/2031	5.75%	97,632	108,192
Puerto Rico - Series A - 2033	7/1/2033	4.00%	92,580	91,539
Puerto Rico - Series A - 2035	7/1/2035	4.00%	83,217	81,159
Puerto Rico - Series A - 2037	7/1/2037	4.00%	71,422	67,779
Puerto Rico - Series A - 2041	7/1/2041	4.00%	97,107	86,956
Puerto Rico - Series A - 2046	7/1/2046	4.00%	100,990	87,166
Puerto Rico - Series A - 2033	7/1/2033	4.64%	119,142	85,093
Puerto Rico - Series A - 2043	7/1/2043	3.00%	383,020	253,272
Puerto Rico / Sales Tax - Series A - 2034	7/1/2034	4.50%	277,000	277,086
Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.55%	140,000	136,770
Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.75%	1,028,000	966,073
Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	5.00%	2,600,000	2,509,182
Puerto Rico / Sales Tax - Series A - 2027	7/1/2027	4.41%	191,000	180,583
Puerto Rico / Sales Tax - Series A - 2029	7/1/2029	4.69%	260,000	230,009
Puerto Rico / Sales Tax - Series A - 2031	7/1/2031	4.96%	336,000	274,848
Puerto Rico / Sales Tax - Series A - 2033	7/1/2033	5.20%	378,000	283,882
Puerto Rico / Sales Tax - Series A - 2046	7/1/2046	5.97%	3,597,000	1,221,973
Puerto Rico / Sales Tax - Series A - 2051	7/1/2051	6.02%	2,930,000	733,232
Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.33%	1,424,000	1,362,455
Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.54%	43,000	38,768
Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	4.78%	571,000	530,122

Puerto Rico (amortized cost $8,998,059)			15,022,802	9,819,432

Washington 1.1%
Tacoma / Local Improvement District #65 - Series A - 2043	4/1/2043	5.75%	1,695,000	1,673,202

Washington (amortized cost $1,587,130)			1,695,000	1,673,202

California 0.2%
Freddie Mac – 2035 (g)(j)	8/15/2035	6.50%	238,989	247,273

California (amortized cost $238,989)			238,989	247,273

Other Municipal Bonds (amortized cost $165,761,886)			$173,635,791	$154,943,160

Short-Term Municipal Bonds 3.9%
Colorado 88.2%
Boulder College of Massage - Series A - 2031 (a)(j)	10/15/2031	0.00%	$4,315,000	$1,128,562
CHFA / Ready Foods - Series A - 2032 (LOC 1)	1/1/2032	2.75%	3,475,000	3,475,000
Colorado Springs Utilities - Series A - 2041 (LOC 1)	11/1/2041	2.70%	1,100,000	1,100,000
PFA / Monument Academy - Series A - 2026 (m)	6/1/2026	5.00%	27,740,000	27,649,013
Riverdale Peaks II MD - Series A - 2025	12/1/2025	6.40%	930,000	837,000
Sheridan Redevelopment Agency / Santa Fe - Series A - 2029 (LOC 3)	12/1/2029	2.75%	31,660,000	31,660,000

Colorado (amortized cost $69,220,000)			69,220,000	65,849,575

Oregon 7.8%
Multnomah County Hospital - Series A - 2023(j) (m)	10/1/2026	5.45%	5,815,000	5,815,000

Oregon (amortized cost $5,815,000)			5,815,000	5,815,000

South Dakota 3.3%
Flandreau Santee Sioux Tribe / Healthcare - Series A - 2026 (m)	1/1/2026	5.00%	610,000	605,333
Flandreau Santee Sioux Tribe / Gaming - Series A - 2026 (m)	1/1/2026	8.28%	1,115,000	1,111,098
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2026 (m)	7/1/2026	5.75%	785,000	773,374

South Dakota (amortized cost $2,510,000)			2,510,000	2,489,805

Utah 0.7%
Ares Strategic Mining / Taxable - Series A - 2025 (m)	12/15/2025	12.00%	500,000	494,535

Utah (amortized cost $452,381)			500,000	494,535

Short-Term Municipal Bonds (amortized cost $77,997,381)			$78,045,000	$74,648,915

Colorado Capital Appreciation and Zero Coupon Bonds 2.4%
Colorado 100.0%
Bella Mesa MD - Series A CABs - 2049 (m)	12/1/2049	6.75%	$7,565,000	$7,698,371
Colorado International Center MD #7 - Series A CABs - 2027	12/1/2027	5.25%	21,285,000	17,253,834
Conifer MD - Series B - 2031 (a)(j)	12/1/2031	0.00%	7,470,000	2,399,762
Granary MD #5 - Series A CABs - 2034	12/1/2034	6.75%	9,455,000	5,235,706
Lanterns MD #3 - Series A CABs - 2053	12/1/2053	8.00%	2,250,000	1,833,368
PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	710,000	64,667
PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	3,122,000	284,352
PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	13,168,000	1,199,341
PV ERU Holding Trust - Series A CABs – 2039 (a)(j)(m)	12/15/2037	0.00%	14,000,000	1,275,119
Parkdale Community Authority MD #2 - Series A CABs – 2053	12/1/2027	7.75%	5,670,000	4,770,284
Third Creek MD #1 - Series A CABs - 2026	12/1/2026	5.25%	2,285,000	1,672,414
Westerly MD #4 - Series A CABs - 2050	12/1/2026	5.20%	2,000,000	1,869,300

Colorado (amortized cost $53,636,300)			88,980,000	45,556,518

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $53,636,300)			$88,980,000	$45,556,518

Colorado Taxable Certificates/Notes/Bonds 0.3%
Colorado 100.0%
CECFA Colorado Skies Academy / Taxable - Series A2 – 2030 (j)(m)	7/1/2030	0.00%	$935,000	$280,500
CECFA CEC / Aurora Charter School / Taxable - Series B – 2029 (m)	7/1/2029	6.00%	1,605,000	1,600,699
CECFA CEC / Aurora Charter School / Taxable - Series A - 2031 (m)	7/1/2031	6.13%	1,960,000	1,942,223
CECFA Colorado Skies Academy / Taxable - Series A1 – 2030 (m)	7/1/2030	0.00%	500,000	150,000
CECFA Global Village Academy - Series B - 2031 (m)	6/15/2031	7.50%	270,000	272,174
Woodmen Heights MD #2 / Taxable - Series B - 2040 (g)	12/15/2040	6.25%	1,733,000	1,712,116
Tabernash Pole Creek Note – 2025 (a)(j)	12/31/2025	0.00%	227,347	189,000

Colorado (amortized cost $7,230,347)			7,230,347	6,146,712

Colorado Taxable Certificates/Notes/Bonds (amortized cost $7,230,347)			$7,230,347	$6,146,712

Other Assets 0.1%
Utah 100.0%
Ares Strategic Mining - Equity	12/15/2034	0.00%	$6,780,500	$1,573,076

Utah (amortized cost $1,000,000)			6,780,500	1,573,076

Other Assets (amortized cost $1,000,000)			$6,780,500	$1,573,076

Total investments, at value (amortized cost $1,435,139,249)	71.4%			$1,356,013,693
Other assets net of liabilities	28.6%			542,820,450

Net Assets	100.0%			$1,898,834,143

COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments - (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see note 2 in notes to financial statements).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)

Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)

Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at September 30, 2025. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at September 30, 2025.

(i)

Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,798,429 and a value of $5,333,359 or less than 1.0% of net assets, as of September 30, 2025.

(j)	Securities valued at fair value (see note 2 in notes to financial statements).

(k)	See note 7 in notes to financial statements for further information on purchase accrued interest related to these bonds.

(l)	The Fund is not a party to any forbearance agreements as of September 30, 2025.

(m)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $558,815,143 representing 29.43% of net assets.

See accompanying notes to financial statements.

COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments - (Continued)

(LOC)

These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see note 2 in notes to financial statements). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1.	US Bank, N.A.

2.	BNP Paribas

3.	JP Morgan Chase Bank N.A.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

CABs-Capital Appreciation Bonds

CONV-Convertible

I/O-Interest Only

L/D-Local Improvement District

MD-Metropolitan District

P/O-Principal Only

See accompanying notes to financial statements.

Colorado BondShares

Statement of Assets and Liabilities

September 30, 2025

ASSETS
Investments, at value (amortized cost 1,435,139,249) - see accompanying schedule	$1,356,013,693
Cash	271,584,448
Interest receivable	184,213,939
Purchase accrued interest (note 7)	92,156,671
Bond interest receivable	365,957
Subaccount balances and other receivables	7,974,613

TOTAL ASSETS	1,912,309,321

LIABILITIES
Payables and other liabilities:
Dividends payable	3,962,135
Management fees payable	775,707
Accrued expenses payable	762,723
Subaccount balances and other payables	$7,974,613

TOTAL LIABILITIES	13,475,178

NET ASSETS	$1,898,834,143

COMPOSITION OF NET ASSETS
Paid-in capital	$1,979,081,793
Accumulated net realized loss	(1,122,094)
Net unrealized depreciation of investments	(79,125,556)

NET ASSETS	$1,898,834,143

NET ASSET PRICE AND REDEMPTION PRICE PER SHARE	$8.90

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus sales charge of 4.75% of offering price)	$9.35

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Operations

For the Fiscal Year Ended September 30, 2025

INVESTMENT INCOME
Interest	$109,172,393
EXPENSES
Management fees (note 4)	9,223,152
Custodian fees (note 5)	110,187
Legal and auditing fees	485,254
Portfolio pricing fees	73,934
Registration fees	31,780
Shareholders’ reports	93,805
Transfer agency expenses (note 4)	306,665
Trustees’ fees	12,045
Other	654,397

Total expenses	10,991,219
Custody credits (note 5)	(86,097)

Net expenses	10,905,122

NET INVESTMENT INCOME	98,267,271

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss on investments	(2,105,895)
Net unrealized depreciation on investments	(24,329,566)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	(26,435,461)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,831,810

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statements of Changes in Net Assets

For the Fiscal Year Ended September 30

	2025	2024
FROM OPERATIONS:
Net investment income	$98,267,271	$88,885,149
Net realized loss on investments	(2,105,895)	2,330,850
Unrealized depreciation on investments	(24,329,566)	123,725,352

Net increase in net assets resulting from operations	71,831,810	214,941,351

FROM DISTRIBUTIONS TO SHAREHOLDERS: (note 2)
Dividends to shareholders from net investment income	(98,267,271)	(88,885,149)
Net realized gain to shareholders from investment transactions	(2,306,085)	(885,589)

Total distributions to shareholders	(100,573,356)	(89,770,738)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	159,992,814	132,412,182
Reinvested dividends and distributions	68,482,608	62,774,205
Redemption of shares	(124,098,549)	(143,335,236)

Increase in net assets derived from beneficial interest transactions	104,376,873	51,851,151

Net increase in net assets	75,635,327	177,021,764
NET ASSETS:
Beginning of period	1,823,198,816	1,646,177,052

End of period	$1,898,834,143	$1,823,198,816

See accompanying notes to financial statements.

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Sales charges are not reflected in the total returns.

	For the Fiscal Year Ended September 30
For a share outstanding throughout the period	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.05	$8.41	$8.50	$9.39	$9.22

Income From Investment Operations
Net investment income (1)	0.47	0.45	0.43	0.37	0.37
Net gain or (loss) on investments (both realized and unrealized)	(0.14)	0.64	(0.07)	(0.88)	0.19

Increase (decrease) from investment operations	0.33	1.09	0.36	(0.51)	0.56
Less Distributions
Dividends to shareholders from net investment income	(0.47)	(0.45)	(0.43)	(0.37)	(0.37)
Distributions from realized capital gains	$(0.01)	$—	$(0.02)	$(0.01)	$(0.02)

Total Distributions	(0.48)	(0.45)	(0.45)	(0.38)	(0.39)

Net increase (decrease) in net asset value	(0.15)	0.64	(0.09)	(0.89)	0.17

Net Asset Value, end of period	$8.90	$9.05	$8.41	$8.50	$9.39

Total Return, at Net Asset Value (2)	3.83%	13.24%	4.21%	-5.72%	5.91%

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income	5.32%	5.12%	4.99%	4.01%	3.92%
Total expenses	0.59%	0.60%	0.61%	0.55%	0.61%
Net expenses	0.59%	0.59%	0.61%	0.55%	0.61%
Net assets, end of period (000s)	$1,898,834	$1,823,199	$1,646,177	$1,675,670	$1,768,143

Portfolio turnover rate (3)	13.82%	5.58%	6.23%	9.94%	10.66%

(1)	Net investment income per share was calculated using an average shares method.
(2)

Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(3)

The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the value of portfolio securities owned during the period. Sales of securities include the proceeds of securities that have been called or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period ended September 30, 2025 were $195,690,091 and $182,332,791 respectively.

See accompanying notes to financial statements.

COLORADO BONDSHARES

A TAX-EXEMPT FUND

Notes to Financial Statements

(1) Organization

Colorado BondShares – A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”).

(2) Summary of Significant Accounting Policies

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. These financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of financial position and results of operations for the reporting period. The following summarizes the significant accounting policies of the Fund:

(a) Investment Valuation and Risk

The fair value of securities for which there is no last sales price is determined either by an independent pricing service or management, considering market transactions and dealer quotes of comparable securities as well as proprietary pricing models.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in non-rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund concentrates its investments in and the majority of the Fund’s shareholders are located within Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Company does not have any significant concentrations within any one shareholder.

Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of September 30, 2025:

Valuation Inputs Summary

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/Notes/Bonds	Other Assets	Total Securities September 30, 2025
Level 1 Securities	$—	$—	$—	$—	$—	$1,573,076	$1,573,076
Level 2 Securities	1,061,273,880	154,695,887	67,705,353	40,333,278	5,677,212	—	1,329,685,610
Level 3 Securities	11,871,432	247,273	6,943,562	5,223,240	469,500	—	24,755,007

Totals	$1,073,145,312	$154,943,160	$74,648,915	$45,556,518	$6,146,712	$1,573,076	$1,356,013,693

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/Notes/Bonds	Other Assets	Totals
Level 3 Beginning Balance September 30, 2024	$13,860,446	$264,992	$3,089,058	$6,774,649	$190,000	$0	$24,179,145
Unrealized Losses	(433,844)	(6,061)	(903,356)	(1,606,816)	(655,500)	—	(3,605,577)
Unrealized Gains	263,365	—	—	55,407	—	—	318,772
Realized Losses	—	—	—	—	—	—	—
Realized Gains	—	—	—	—	—	—	—
Purchases	—	—	—	—	935,000	—	935,000
Sales	—	(11,658)	—	—	—	—	(11,658)
Transfers In to Level 3*	6,872,140	—	5,815,000	—	—	—	12,687,140
Transfers Out of Level 3*	(8,690,675)	—	(1,057,140)	—	—	—	(9,747,815)

Balance as of September 30, 2025	$11,871,432	$247,273	$6,943,562	$5,223,240	$469,500	$0	$24,755,007

*

Transfers from Level 2 to Level 3 are because of a lack, or change of observable inputs or reduced market data reliability. Transfers from Level 3 to Level 2 are the result of observable inputs becoming available or increased market data reliability. The Fund’s policy is to recognize transfers into and out of Level 3 when management becomes aware of a change to significant observable input or market data reliability.

During the year ending September 30, 2025, one security, Multnomah County Hospital (CUSIP: 62551PCB1), was moved from a valuation based on a Level 2 pricing input to one based on a Level 3 pricing input. The third-party pricing vendor employed by the Fund stopped pricing the security, requiring it to be valued according to the Fund’s pricing policy. Multnomah County Hospital was valued according to a discounted cash flow approach. Also, one security was moved from a valuation based on a Level 3 pricing input to one based on a Level 2 pricing input. The third-party pricing vendor employed by the Fund started pricing Solitude MD (CUSIP: 834257AA5) after the issuer began fully paying the interest owed on its bonds again. Finally, one security, CECFA Colorado Skies Academy (CUSIP: 12674FAA4), was purchased by the Fund that was initially valued based on a Level 3 pricing input. CECFA Colorado Skies Academy was priced inline with two other bonds that share the same claim to the issuer’s underlying assets and that are priced by a third-party pricing vendor.

Significant Unobservable Inputs Quantitative Disclosure

Level 3 Securities *	Fair Value as of September 30, 2025	Valuation Technique(s)**	Unobservable Inputs	Low	High	Weighted Average
Colorado Municipal Bonds	$11,871,432	discounted cash flow	probability of default	5.00%	100.00%	30.24%
		consensus pricing	Bond Dealer #1	9.00%	101.72%	56.21%
Other Municipal Bonds	247,273	discounted cash flow	probability of default	1.00%	1.00%	1.00%
		consensus pricing	Bond Dealer #1	103.45%	103.45%	103.45%
Short-Term Municipal Bonds	6,943,562	discounted cash flow	probability of default	1.00%	5.00%	1.65%
		consensus pricing	Bond Dealer #1	26.00%	100.00%	87.97%
Colorado Capital Appreciation and Zero Coupon Bonds	5,223,240	discounted cash flow	probability of default	5.00%	100.00%	98.82%
		consensus pricing	Bond Dealer #1	9.11%	32.13%	19.68%
Colorado Taxable Certificates/Notes/Bonds	469,500	discounted cash flow	probability of default	0.00%	100.00%	40.26%
		consensus pricing	Bond Dealer #1	30.00%	83.10%	51.38%
Total Level 3 Securities at September 30, 2025	$24,755,007

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are collateral value, probability of default, and loss severity in the event of default. Any changes in unobservable inputs may result in substantial changes to fair value measurements.

*

The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2(a). The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.

**

Other unobservable inputs used in the discounted cash flow technique include collateral value and loss severity. These unobservable inputs are specific to the characteristics of each security being valued.

(b) Cash

The Fund continually monitors its positions with, and the credit quality of, the financial institutions with which it invests. As of September 30, 2025, and periodically throughout the year, the Fund has maintained balances in various operating accounts in excess of federally insured limits. The Fund’s balances are covered up to $250,000 per institution.

(c) Income Tax Information and Distributions to Shareholders

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income and any net realized gain on investments not offset by capital loss carryforwards to shareholders. The Fund distributes investment income monthly and due to the tax-exempt nature of its investments, the income is generally non-taxable to the shareholders. The Fund distributes net realized capital gains, if any, to its shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of tax allocations.

Management has reviewed the Fund’s tax position for all open tax years. As of September 30, 2025, the Fund did not have a liability for any unrecognized tax obligations. The Fund recognizes interest and penalties, if any, related to unrecognized tax obligations as income tax expense in the Statement of Operations. The Fund has no examinations in progress.

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains were as follows during the Fund’s tax years ended September 30, 2025 and September 30, 2024:

	2025	2024
Undistributed net tax-exempt income	$—	$—
Undistributed net ordinary income*	147,809	559,347
Undistributed net long-term capital loss	(2,318,977)	1,702,688

*	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Fund’s tax years ended September 30, 2025 and September 30, 2024 was designated for purposes of the dividends paid deduction as follows:

	2025	2024
Distributions from net tax-exempt income*	$91,216,109	$81,195,982
Distributions from net ordinary income**	7,654,359	8,118,731
Distributions from net long-term capital gain	1,702,888	456,025

*	The Fund hereby designates this amount paid during the fiscal year ended September 30, 2025, as Exempt Interest Dividends.
**	Net ordinary income consists of taxable market discount income, taxable interest income and net short-term gains, if any.

At September 30, 2025, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/Notes/Bonds	Other Assets	Totals
Cost of investments	$1,129,513,335	$165,761,886	$77,997,381	$53,636,300	$7,230,347	$1,000,000	$1,435,139,249

Gross unrealized appreciation	$16,600,322	$1,377,279	$42,154	$2,395,147	$2,173	$573,076	$20,990,151
Gross unrealized depreciation	(72,968,345)	(12,196,005)	(3,390,620)	(10,474,929)	(1,085,808)	0	(100,115,707)

Net unrealized appreciation (depreciation) of investments	($56,368,023)	($10,818,726)	($3,348,466)	($8,079,782)	($1,083,635)	$573,076	($79,125,556)

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Tax cost of investments	$1,435,139,249

Net unrealized appreciation	$20,990,151
Net unrealized depreciation	(100,115,707)

Net unrealized appreciation (depreciation)	(79,125,556)

Undistributed ordinary income	147,809
Undistributed long-term gains (losses)	(2,318,977)

Total distributable earnings	(2,171,168)

Other accumulated losses and other temporary differences	—

Total accumulated loss	$81,296,724

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term, rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years. At September 30, 2025, the Fund had a capital loss carryforwards balance of $2,318,977.

(d) Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $64,252,347 and such bonds have a value of $11,214,452 or 0.59% of net assets, as of September 30, 2025. These securities have been identified in the accompanying Schedule of Investments.

The Fund is not a party to any forbearance agreements as of September 30, 2025.

(e) Investment Transactions and Revenue Recognition

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Purchases and sales of securities, other than short-term securities, aggregated to $195,690,091 and $182,332,791 respectively.

Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis.

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly the Fund treats these obligations as short-term holdings. On September 30, 2025, the interest rates paid on these obligations ranged from 2.70% to 2.75%.

(f) Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

(g) Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and may increase or decrease in value prior to the delivery date. The Fund maintains segregated assets with a value equal to or greater than the amount of its purchase commitments. The Fund did not have any when-issued securities at September 30, 2025.

(3) Shares of Beneficial Interest

The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Years Ended September 30,
	2025		2024
	Shares	Amount	Shares	Amount
Shares sold	18,015,701	$160,008,637	15,100,535	$132,412,182
Dividends reinvested	7,695,771	68,482,114	7,150,728	62,772,106

	25,711,472	228,490,751	22,251,263	195,184,288
Shares redeemed	(13,970,717)	(124,097,900)	(16,440,100)	(143,333,137)

Net increase (decrease) in shares outstanding	11,740,755	$104,392,851	5,811,163	$51,851,151

(4) Management Fees and Other Transactions with Affiliates

Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expense associated with advertising, marketing, and distributing the Fund’s shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended September 30, 2025. Transfer agency expenses on the Statement of Operations represent direct expenses charged to the Fund by third parties.

The Fund does not have any Trustees who are affiliated with the Adviser or Distributor. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund does not reimburse the Adviser for any compensation or fees associated with the Chief Compliance Officer.

(5) Custody Credits

Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, UMB Bank, N.A. The earnings credits resulted in offsetting custodian fees of $86,097 for the period ended September 30, 2025.

(6) Indemnification

From time to time the Fund may be involved in certain disputes and legal actions arising in the ordinary course of its business. While it is not feasible to predict or determine the outcome of these proceedings, in management’s opinion, based on a review with legal counsel, none of these disputes and legal actions is expected to have a material impact on its financial position or results of operations. However, litigation is subject to inherent uncertainties, and an adverse result in these matters may arise from time to time that may harm the Fund’s business.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(7) Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (98.1% of the September 30, 2025 balance of $92,156,671). Approximately $285,916,204 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $106,747,321 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

(8) Litigation

The Fund is periodically involved in various legal proceedings. As of September 30, 2025, the Fund has a litigation payable of $214,305 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent semi-annual report for the period ended March 31, 2025 that was filed with the Securities and Exchange Commission (“SEC”) on June 4, 2025. The Bonds were issued in 2008 pursuant to a trust indenture (the “Trust Indenture”) between the District, as issuer and UMB Bank, N.A. (“UMB”), as trustee (the “Trustee”). The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of September 30, 2025, is set forth in the schedule of investments.

On about June 24, 2022, the District filed an Amended Complaint for Declaratory and Injunctive Relief (the “Complaint”) against the Fund and the Trustee with the District Court, Arapahoe County, Colorado (the “Court”). The Complaint also names Century at Landmark, LLC, a Colorado limited liability company (“Century”) as an “Interested Party” in the Complaint on the grounds that Century is the owner of the real property remaining in the District. In the Complaint, the District has asserted a single claim for relief for declaratory judgment. In essence, based on the rulings in Landmark Towers Association, Inc. v. UMB Bank, N.A. and Colorado BondShares (District Court, Arapahoe County, Colorado Case No. 11CV1076) (the “Landmark Litigation”), the District has requested that the Court declare that the Fund and the Trustee cannot compel the District to impose a tax levy on Century’s parcel of real property within the District and that, further, the Court enjoin the Fund and the Trustee from attempting to compel the District to impose the Required Mill Levy (as such term is defined in the Trust Indenture) on Century’s parcel of real property within the District. In response, the Fund and the Trustee filed Amended Counterclaims for breach of the District’s resolution authorizing public debt in accordance with, and as required by, the Colorado Constitution (the “Bond Resolution”), declaratory judgment for breach of the Bond Resolution, declaratory judgment that the District has violated Colo. Const. art. XI, section 6 and the Bond Resolution, breach of the Trust Indenture, declaratory judgment that the District has violated the Trust Indenture, promissory estoppel and unjust enrichment (the collectively, the “Counterclaims”). The Counterclaims seek a judgment in the full amount due and owing on the Bonds with accrued interest along with a declaration that the District is obligated to impose the Required Mill Levy under the terms of the Trust Indenture.

On October 16 and 17, 2023, the Court held a two-day non-jury trial on all remaining issues presented in the Complaint and the Counterclaims. On May 2, 2024, the Court issued Findings of Fact and Conclusions of Law and Orders After Trial to Court finding in favor of the District and against the Fund, which precludes the Fund from seeking repayment of the amounts owed. On June 12, 2025, after full briefing, the Court of Appeals affirmed the Trial Court’s Findings of Fact and Conclusions of Law and Orders After Trial to the Court. On August 7, 2025, the Fund filed a Petition for Writ of Certiorari to the Colorado Supreme Court. A decision is expected by end of 2025. At this time, we cannot express a judgment as to the likelihood of an unfavorable outcome, nor can we estimate the amount of potential loss.

(9) Subsequent Events

Management has evaluated the possibility of subsequent events in the Fund’s financial statements through the date of issuance. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Proxy Voting Record

Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies, is available through the Fund’s website at www.coloradobondshares.com, or upon request, by referring to the SEC’s website at http://www.sec.gov or by calling 1-800-572-0069.

Plante & Moran, PLLC Suite 600 8181 E. Tufts Avenue Denver, CO 80237 Tel: 303.740.9400 Fax: 303.740.9009 plantemoran.com

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

Colorado BondShares - A Tax-Exempt Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Colorado BondShares - A Tax-Exempt Fund (the “Fund”), including the schedule of investments, as of September 30, 2025; the related statements of operations and cash flows for the year then ended; the statements of changes in net assets for each of the two years in the period then ended; and the related notes (collectively referred to as the “financial statements”), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Colorado BondShares - A Tax-Exempt Fund as of September 30, 2025, and the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements, financial highlights, and schedule of investments are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements, financial highlights, and schedule of investments based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (the “PCAOB”) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements, financial highlights, and schedule of investments. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2014.

Denver, Colorado

November 25, 2025

Federal Income Tax Information

(unaudited)

The Fund hereby designates the following amount for the Fund’s fiscal year ended September 30, 2025:

Exempt interest dividends: 90.70%

In early 2026, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2025. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

Individual shareholders should refer to their Form 1099s or other tax information to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisers.

Item 8. Changes in and Disagreements with Accountants

None.

Item 9. Proxy Disclosures

None.

Item 10. Renumeration Paid to Directors, Officers, and Others

(1) Aggregate renumeration paid to Trustees is included in the Statement of Operations under the line item “Trustee Fees” filed under Item 7 of this Form N-CSR.

(2) None.

(3) None.

(4) None.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Trustees Approve Advisory Agreement

The Board of Trustees (the “Trustees”) of Colorado BondShares—A Tax-Exempt Fund unanimously approved the continuance of the Fund’s Investment Advisory and Service Agreement with Freedom Funds Management Company (“Freedom Funds”) at a meeting held on September 30, 2025. In approving the Advisory Agreement, the Trustees, including the disinterested trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by Freedom Funds or its affiliates in connection with providing services to the Fund, compared the fees charged by Freedom Funds to those paid by similar funds, and analyzed the expenses incurred by Freedom Funds with respect to the Fund. The Trustees also considered the Fund’s performance relative to a selected peer group, the expense ratio of the Fund in comparison to other funds of comparable size, and other factors. The Trustees determined that the Fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the Fund and its shareholders. Matters considered by the Trustees in connection with its consideration of the Advisory Agreement included, among other things, the following:

1. Investment Adviser Services

Freedom Funds manages the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund’s investment objectives and policies. In addition, Freedom Funds administers the Fund’s daily business affairs such as providing accurate accounting records, computing accrued income and expenses of the Fund, computing the daily net asset value of the Fund, assuring proper dividend disbursements, proper financial information to investors, and notices of all shareholders’ meetings, and providing sufficient office space, storage, telephone services, and personnel to accomplish these responsibilities. In considering the nature, extent and quality of the services provided by Freedom Funds, the Trustees believe that the services provided by Freedom Funds have provided the Fund with superior results. At the same time, Freedom Fund’s fee structure is equal to or lower than the comparable funds. The Trustees noted the Fund’s focus is inherently more labor intensive. Under the circumstances, the Trustees found the fee structure to be justified.

2. Investment Performance

The Trustees reviewed the performance of the Fund compared to other similar funds, and reported that the current (as of September 29, 2025) net asset value was $8.902 per share and the current distribution yield (based on net asset value) was 4.87% (also as of September 29, 2025). Since the overall structure of the portfolio was satisfactory and the performance of the Fund, measured in terms of distribution yield and total return, was comparable amongst its peer group, no changes to either the type of assets or manner of operations were recommended.

3. Expense Ratios

The Trustees reviewed the performance (measured by distribution yield), fees and expense ratios of all municipal bond funds in our peer group. The Trustees considered the fact that the Fund’s unique focus on non-rated bonds, while geared toward producing superior investment results, often required additional expenses. While expenses can vary with non-rated bonds (principally as a result of litigation with respect to defaulted issues and higher monitoring costs occasioned by less readily available information), the Trustees noted the Fund’s performance for the current year.

4. Management Fees and Expenses

The Trustees reviewed the investment advisory fee rates payable by the Fund to Freedom Funds. As part of its review, the Trustees considered the estimated advisory fees and the Fund’s estimated total expense ratio for the one-year period as of September 2025 as compared to other municipal bonds in its peer group identified by Freedom Funds. After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by Freedom Funds, the Trustees concluded that the advisory fees charged by Freedom Funds for the advisory and related services to the Fund and the Fund’s total expense ratio are reasonable. The management fee is one half of one percent of total net assets managed. Such fee is payable to Freedom Funds on a monthly basis. This fee is comparable to other municipal bond funds identified by Freedom Funds and is consistent with national funds many times the Fund’s size.

5. Profitability

The Trustees reviewed the level of profits realized by Freedom Funds and relevant affiliates thereof in providing investment and administrative services to the Fund. The Trustees considered the level of profits realized without regard to revenue sharing or other payments by Freedom Funds and its affiliates to third parties in respect to distribution of the Fund’s securities. The Trustees also considered other direct or indirect benefits received by Freedom Funds and its affiliates in connection with its relationship with the Fund and found that there were none. The Trustees concluded that, in light of the foregoing factors and the nature, extent and quality of the services provided by Freedom Funds, the profits realized by Freedom Funds are reasonable.

6. Economies of Scale

In reviewing advisory fees and profitability, the Trustees also considered the extent to which Freedom Funds and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Trustees acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds, particularly in an environment where costs are rising due to changing regulations. The Trustees reviewed data summarizing the increases and decreases in the assets of the Fund over various time periods, and evaluated the extent to which the total expense ratio of the Fund and Freedom Fund’s profitability may have been affected by such increases or decreases. Between October 2024 and September 29, 2025, total net assets of the Fund under management by Freedom Funds increased from $1,823.2 billion to $1.897.9 billion. The number of shares of the Fund that have been redeemed has been less than the number of new shares issued by the Fund, and as a result the Fund continues to grow at what the Trustees determined was a healthy level.

Based upon the foregoing, the Trustees concluded that the benefits from the economies of scale are currently being shared equitably by Freedom Funds and the Fund. The Trustees also concluded that the structure of the advisory fee can be expected to cause Freedom Funds, its affiliates and the Fund to continue to share such benefits equitably and that breakpoints need not be instituted at this time.

After requesting and reviewing these and other factors that they deemed relevant, the Trustees concluded that the continuation of the Advisory Agreement was in the best interest of the Fund and its shareholders.

Freedom Funds also serves as the transfer agent, shareholder servicing agent and dividend disbursing agent for the Fund, pursuant to a Transfer Agency and Service Agreement (the “Service Agreement”).

Freedom Funds’ duties under the Service Agreement include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund and all other customary services of a transfer agent, shareholder servicing agent and dividend disbursing agent. As compensation for these services, the Fund may pay Freedom Funds at a rate intended to represent Freedom Funds’ cost of providing such services. This fee would be in addition to the investment advisory fee payable to Freedom Funds under the Advisory Agreement.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)

The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rules 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer to allow for timely decisions regarding required disclosure.

As required by Rule 30a-3(b) of the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable (See Item 2(f)(3) of this report).

(a)(2)(i) (99.302) Interim President’s (Principal Executive Officer) Section 302 Certification

(a)(2)(ii) (99.302) Interim Treasurer’s (Principal Financial Officer) Section 302 Certification

(b) (99.906) Combined Interim President & Treasurer (Principal Executive Officer and Principal Financial Officer) Section 906 Certification

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Colorado BondShares — A Tax-Exempt Fund

/s/ George N. Donnelly
George N. Donnelly Interim President, Secretary and Treasurer
Date: December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly
George N. Donnelly
Interim President, Secretary and Treasurer
(Principal Executive Officer and
Principal Financial Officer)
Date: December 4, 2025